Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	$ 89	$ 83	$ 91
Land
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	1	1	1
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	66	62	72
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	$ 22	$ 20	$ 18